Consolidated Statements of Changes in Equity - EUR (€) € in Thousands	Subscribed capital	Capital reserves	Other reserves Retained earnings Total other reserves	Other reserves Currency translation reserve Total other reserves	Total other reserves	Equity attributable to shareholders	Total
Balance at Dec. 31, 2022	€ 4	€ 216,815	€ (136,117)	€ 45	€ (136,073)	€ 80,747	€ 80,747
Result for the period			(55,081)		(55,081)	(55,081)	(55,081)
Other comprehensive income (loss)		0		61	61	61	61
Total comprehensive income (loss)		0	(55,081)	61	(55,020)	(55,020)	(55,020)
Capital contribution		6,741				6,741	6,741
Share-based payments		1,451				1,451	1,451
Balance at Dec. 31, 2023	4	225,007	(191,198)	106	(191,092)	33,919	33,919
Result for the period			(97,959)		(97,959)	(97,959)	(97,959)
Other comprehensive income (loss)				939	939	939	939
Total comprehensive income (loss)			(97,959)	939	(97,019)	(97,019)	(97,019)
Exercise of warrants	0	15,647				15,647	15,647
Share-based payments		3,869				3,869	3,869
Exercise of options		776				776	776
Balance at Dec. 31, 2024	5	245,298	(289,157)	1,044	(288,112)	(42,809)	(42,809)
Result for the period			(55,190)		(55,190)	(55,190)	(55,190)
Other comprehensive income (loss)				(432)	(432)	(432)	(432)
Total comprehensive income (loss)			(55,190)	(432)	(55,622)	(55,622)	(55,622)
Exercise of warrants	0	57,539				57,539	57,539
Conversion of convertible notes	0	26,753				26,753	26,753
Share-based payments		2,655				2,655	2,655
Exercise of options		661				661	661
Balance at Dec. 31, 2025	€ 5	€ 332,907	€ (344,347)	€ 613	€ (343,734)	€ (10,822)	€ (10,822)